Revenue - Summary of Revenue by Product and Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total sales	$ 692,847	$ 504,179	$ 368,663
Electronic Systems [Member]
Disaggregation of Revenue [Line Items]
Total sales	324,522	266,742	199,295
Mechanical System [Member]
Disaggregation of Revenue [Line Items]
Total sales	161,836	119,784	92,498
Exhaust [Member]
Disaggregation of Revenue [Line Items]
Total sales	76,971	71,915	51,802
Accessories [Member]
Disaggregation of Revenue [Line Items]
Total sales	63,427	38,543	$ 25,068
Safety [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 66,091	$ 7,195